Hartford Stock HLS Fund Investment Strategy - Hartford Stock HLS Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its assets in equity securities. The Fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Index as selected by the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”). Wellington Management employs a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Wellington Management’s investment process focuses on companies that it believes are high quality and are expected to grow their dividends. The Fund typically employs a focused portfolio investing style (i.e., a portfolio consisting of a relatively small number of holdings).Equity securities include but are not limited to common stock, depositary receipts, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock.